UNDERWRITERS PROMISSORY NOTE (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Mar. 13, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
Principal amount of the underwriters promissory note			$ 158
Amount Of Outstanding Principal And Accrued Interest		$ 880
Cash Payment	$ 551
Extinguished for a cash payment of ordinary Shares	18,519